Description of business and basis of preparation of the consolidated financial statements (Policies)	6 Months Ended
Jun. 30, 2023
Description of business and basis of preparation of the consolidated financial statements
Basis of preparation of the financial statements

2.1    Basis of preparation of the financial statements

The condensed consolidated financial statements and notes for the first half of 2023 were prepared under the responsibility of the Board of Directors on July 25, 2023.

In accordance with European Regulation no. 1606/2002 dated July 19, 2002, the interim financial statements were prepared in accordance with IAS 34 "Interim Financial Reporting", as endorsed by the European Union (EU) and published by the IASB (International Accounting Standards Board).

The interim financial statements were prepared using the same accounting policies as the financial statements for the year ended December 31, 2022, apart from the specific requirements of IAS 34 and effects of new standards as described in Note 2.4.

The Group’s consolidated financial statements are presented in millions of euros, rounded to the nearest million. This may in certain circumstances lead to non-significant discrepancies in the totals and subtotals shown in the tables.

For the reported periods, the accounting standards and interpretations endorsed by the EU are similar to the compulsory standards and interpretations published by the IASB, with the exception of standards and interpretations currently being endorsed, that have no effect on the Group's accounts. Consequently, the Group financial statements are prepared in accordance with IFRS standards and interpretations, as published by the IASB.

In the absence of any accounting standard or interpretation, applicable to a specific transaction or event, the Group's management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

−	fairly present the Group’s financial position, financial performance and cash flows;
−	reflect the economic substance of transactions;
−	are neutral;
−	are prepared on a prudent basis; and
−	are complete in all material respects.

Use of estimates and judgment

2.2    Use of estimates and judgement

Orange’s management uses its judgment to define the appropriate accounting treatment of certain transactions and makes estimates insofar as many items included in the financial statements cannot be measured with precision or current accounting standards and interpretations do not specifically deal with the related accounting issues. Management revises these estimates if the underlying circumstances evolve or if there is new information or additional experience.

Changes in the macroeconomic environment

2.3    Changes in the macroeconomic environment

The judgment and estimates made by the Group also take into account the volatility of certain data linked to the complexity of the current macroeconomic context, and the Group has paid particular attention to:

−	any impacts on impairment tests, whether on changes in market data (discount rate, changes in inflation) or on flows used;
−	consequences of changes in market data on the valuation of certain Group assets and liabilities;
−	price volatility or the risk of supply difficulties, particularly of electricity, in certain countries.

New standards and interpretations applied from January 1, 2023

2.4    New standards and interpretations applied from January 1, 2023

New standards and amendments to standards whose effective date is January 1, 2023 are described below.

2.4.1	Amendment to IAS 1: Disclosure of accounting policies

The amendment to the standard indicates that an entity must now disclose its material accounting policies rather than its significant accounting policies. This amendment should only marginally change the information provided by the Group in its notes to the consolidated financial statements.

2.4.2	Amendment to IAS 8: Definition of accounting estimates

The amendment to the standard revised the definition of accounting estimates without changing the concept. The implementation of this amendment has no impact on the Group’s consolidated financial statements and could only marginally change the information provided by the Group in its notes to the annual consolidated financial statements.

2.4.3	Amendment to IAS 12: Taxes – Deferred tax related to assets and liabilities acquired through a single transaction

The amendment introduces a new exception to the exemption from the initial recognition of deferred taxes. As a result of this amendment, an entity does not apply the initial recognition exemption for transactions that give rise to deductible temporary differences.

Under applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and a liability in a transaction that is not a business combination and that affects neither accounting profit nor taxable profit. For example, this may occur when the lease liability and the corresponding right-of-use asset are recognized under IFRS 16 at the inception of a lease. The Group’s accounting policies were already aligned with the proposals of the amendment.

2.4.4	IFRS 17 and amendments to IFRS 9: Insurance Contracts

The Group is not subject to the provisions of the new IFRS 17 standard on the recognition and measurement of insurance contracts. The amendments to IFRS 9 propose provisions enabling the disclosure of comparative information to companies adopting IFRS 17 for the first time.